Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Noncancelable Leases) (Detail) - Mar. 31, 2015 - JPY (¥) ¥ in Millions		Total
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2016		¥ 92,284
Fiscal year ending March 31, 2017		80,334
Fiscal year ending March 31, 2018		70,076
Fiscal year ending March 31, 2019		60,003
Fiscal year ending March 31, 2020		55,445
Fiscal year ending March 31, 2021 and thereafter		403,058
Total minimum lease payments	[1]	¥ 761,200
Future commencement date of non-cancelable operating lease agreement entered into		2016-04
Total minimum lease payments under future non-cancelable operating lease agreements		¥ 31,810
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2016		5,485
Fiscal year ending March 31, 2017		4,088
Fiscal year ending March 31, 2018		2,442
Fiscal year ending March 31, 2019		1,394
Fiscal year ending March 31, 2020		794
Fiscal year ending March 31, 2021 and thereafter		4,559
Total minimum lease payments		18,762
Amount representing interest		(2,611)
Present value of minimum lease payments		¥ 16,151

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥31,810 million under these commitments have been included in the above.